Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Institutional Government Money Market Fund
Prospectus Date	rr_ProspectusDate	Sep. 28, 2017
Document Creation Date	dei_DocumentCreationDate	Oct. 03, 2017